INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Current and Deferred Components of Income Tax (Benefit) Expense

The current and deferred components of income tax (benefit) expense were as follows:

	For the year ended December 31,
	2011	2012	2013

Current
- PRC	$808	$3,865	$2,969
- Others	1,151	1,112	(78)

- Total current income taxes	1,959	4,977	2,891

Deferred
- PRC	(983)	(122)	(1,257)
- Others	(657)	(485)	(378)

- Total deferred income taxes	(1,640)	(607)	(1,635)

Total income tax expense	$319	$4,370	$1,256

Principal Components of Group's Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	As of December 31,
	2012	2013

Current deferred tax assets:
Accrued payroll	$1,881	$2,337
Provision for doubtful accounts	246	355
Net operating loss carry forwards	—	—
Less: Valuation allowance	(212)	(312)

Current deferred tax assets, net	1,915	2,380

Non-current deferred tax assets:
Net operating loss carry forwards	2,537	4,697
Non-operating expenses	—	626
Less: Valuation allowance	(2,011)	(4,165)

Non-current deferred tax asset, net	526	1,158

Non-current deferred tax liabilities:
Intangible assets acquired	(937)	(9,624)

Net deferred tax liabilities, net	$(937)	$(9,624)

Reconciliation Between Statutory Peoples Republic of China Enterprise Income Tax Rate to Effective Tax Rate

Reconciliation between the statutory PRC enterprise income tax rate of 25% to the effective tax rate is as follows:

	For the year ended December 31,
	2011	2012	2013

(Loss) income before provision of income tax	$19,880	$27,089	$(2,488)
Statutory tax rate in the PRC	25%	25%	25%
Income tax (benefit) expense at statutory tax rate	$4,970	$6,772	$(622)
Effect of income tax rate differences in jurisdictions other than the PRC	1,944	861	1,762
Effect of tax holidays and preferential tax rates	(10,603)	(2,619)	(4,988)
Permanent differences:
Research and development expenses super deduction	(112)	(362)	(758)
Shared-based compensation	2,333	2,780	3,208
Changes in fair value of convertible notes	(708)	—	—
Others	323	167	481
Changes in valuation allowances	2,172	(3,229)	2,173

Income tax expense	$319	$4,370	$1,256

Provisions for Income Taxes and Net Income Per Share If Tax Holidays Including Tax Exemption and Preferential Tax Rates Granted Were Not Available

If the tax holidays including tax exemption and preferential tax rates granted to iSoftStone WFOE, iSoftStone Tianjin, iSoftStone Wuxi, iSoftStone Guangzhou, Guodian, Shanghai Kangshi, iSS-Chengdu, iSS-Shenzhen, iSST and iSST-Wuxi were not available, provisions for income taxes and net income per share would have been as follows:

	For the year ended December 31,
	2011	2012	2013

Provision for income taxes expense	$10,726	$6,989	$6,854
Net (loss) income per share - basic	$0.01	$0.03	$(0.02)
Net (loss) income per share - diluted	$0.01	$0.03	$(0.02)